Supplemental Balance Sheet Information (Schedule Of Accrued Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Oct. 02, 2011
Balance Sheet Related Disclosures [Abstract]
Accrued compensation and related costs	$ 381.6	$ 364.4
Accrued occupancy costs	126.9	148.3
Accrued taxes	138.3	109.2
Accrued dividend payable	157.4	126.6
Other	329.6	192.4
Total accrued liabilities	$ 1,133.8	$ 940.9